Software Development Costs	12 Months Ended
Dec. 31, 2013
Research and Development [Abstract]
Software Development Costs, Net
Note 12 — Software Development Costs

	December 31, 2013	December 31, 2012

Software Development Costs	$240,561	$—
Less: Accumulated Amortization	—	—

Net	$240,561	$—

Total amortization expense for capitalized software development costs for the years ending December 31, 2013 and 2012 was $-0-, respectively. These costs will be amortized over 3 years.  No amortization was recorded in 2013 because the related software project was not completed as of December 31, 2013.